UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Select Growth Fund

January 31, 2010

	Number of
	Shares	Value
Common Stock – 98.06%²
Consumer Discretionary – 16.19%
†DineEquity	57,000	$1,296,180
*†eBay	31,800	732,036
Intertek Group	86,869	1,671,714
†Interval Leisure Group	300,700	3,824,904
Lowe's	338,600	7,330,690
Natura Cosmeticos	278,300	5,010,876
*†NetFlix	164,100	10,215,225
*NIKE Class B	31,800	2,027,250
*†priceline.com	25,175	4,917,936
*Ritchie Bros Auctioneers	110,000	2,312,200
*Staples	65,000	1,524,900
*Strayer Education	6,900	1,433,682
*Weight Watchers International	166,544	4,806,460
		47,104,053
Consumer Staples – 4.44%
*†Peet's Coffee & Tea	331,000	10,823,700
*†Whole Foods Market	76,800	2,090,496
		12,914,196
Energy – 4.68%
*Core Laboratories	67,200	7,859,040
EOG Resources	63,575	5,748,452
		13,607,492
Financial Services – 17.35%
†Affiliated Managers Group	38,900	2,356,173
Bank of New York Mellon	202,381	5,887,263
*†CB Richard Ellis Group Class A	251,800	3,097,140
CME Group	27,550	7,901,891
*Heartland Payment Systems	299,900	4,279,573
†IntercontinentalExchange	100,605	9,605,765
*MasterCard Class A	27,675	6,915,983
optionsXpress Holdings	275,500	3,953,425
Schwab (Charles)	13,600	248,744
*Visa Class A	76,100	6,242,483
		50,488,440
Health Care – 17.27%
*†ABIOMED	185,300	1,467,576
Allergan	153,000	8,797,500
*†athenahealth	114,700	4,512,298
†Gilead Sciences	221,750	10,703,873
†Medco Health Solutions	132,850	8,167,618
Novo Nordisk ADR	70,000	4,720,100
*Perrigo	121,850	5,395,518
Techne	23,800	1,561,756
UnitedHealth Group	148,600	4,903,800
		50,230,039
Materials & Processing – 6.75%
*BHP Billiton ADR	37,100	2,573,627
Monsanto	22,100	1,676,948
Newmont Mining	80,900	3,467,374
Praxair	25,000	1,883,000
Syngenta ADR	166,650	8,509,149
Yamana Gold	150,400	1,514,528
		19,624,626
Producer Durables – 1.01%
*Expeditors International Washington	75,100	2,560,910
†Hansen Transmissions International	275,499	389,704
		2,950,614

Technology – 28.99%
†Adobe Systems	117,300	3,788,790
†Apple	81,750	15,705,809
*Blackbaud	33,300	742,590
*†Crown Castle International	237,500	8,773,250
†Google Class A	10,260	5,431,849
*†Intuit	148,900	4,408,929
QUALCOMM	202,100	7,920,299
†Research in Motion	44,300	2,789,128
*†SBA Communications Class A	112,400	3,719,316
†Symantec	345,600	5,857,920
Tandberg	242,146	6,800,935
*†Teradata	163,700	4,578,689
*†VeriFone Holdings	202,532	3,603,044
*†VeriSign	446,100	10,220,151
		84,340,699
Utilities – 1.38%
*†j2 Global Communications	195,300	4,011,462
		4,011,462
Total Common Stock (cost $241,885,782)		285,271,621
	Principal
	Amount
≠Discount Note – 3.02%
Federal Home Loan Bank 0.03% 2/1/10	$8,782,036	8,782,036
Total Discount Note (cost $8,782,036)		8,782,036

Total Value of Securities Before Securities Lending Collateral – 101.08%
(cost $250,667,818)		294,053,657
	Number of
	Shares
Securities Lending Collateral** – 16.54%
Investment Companies
Mellon GSL DBT II Collateral Fund	37,306,860	37,306,860
BNY Mellon SL DBT II Liquidating Fund	10,878,742	10,767,779
@†Mellon GSL Reinvestment Trust II	988,494	42,011
Total Securities Lending Collateral (cost $49,174,096)		48,116,650

Total Value of Securities – 117.62%
(cost $299,841,914)		342,170,307 ©
Obligation to Return Securities Lending Collateral** – (16.90%)		(49,174,096)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.72%)		(2,090,574)
Net Assets Applicable to 11,959,304 Shares Outstanding – 100.00%		$290,905,637

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
@Illiquid security. At January 31, 2010, the aggregate amount of illiquid securities was $42,011, which represented 0.01% of the Fund’s net assets. See Note 4 in “Notes.”
©Includes $47,992,237 of securities loaned.
*Fully or partially on loan.
**See Note 3 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds III – Delaware Select Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (April 30, 2006 – April 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended January 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
At January 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$303,315,409
Aggregate unrealized appreciation	$49,777,237
Aggregate unrealized depreciation	(10,922,339)
Net unrealized appreciation	$38,854,898

For federal income tax purposes, at April 30, 2009, capital loss carryforwards of $583,734,939 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $357,796,276 expires in 2010, $185,917,705 expires in 2011, $18,530,411 expires in 2012 and $21,490,547 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$285,271,621	$-	$-	$285,271,621
Short-Term	-	8,782,036	-	8,782,036
Securities Lending Collateral	37,306,860	10,767,779	42,011	48,116,650
Total	$322,578,481	$19,549,815	$42,011	$342,170,307

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 4/30/09	$99
Net change in unrealized
appreciation/depreciation	41,912
Balance as of 1/31/10	$42,011

Net change in unrealized appreciation/depreciation
from investments still held as of 1/31/10	$41,912

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending April 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the Fund securities of the Fund’s previous cash pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund's assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2010, the value of securities on loan was $47,992,237, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2010, the value of invested collateral was $48,116,650. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

6. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to January 31, 2010 through March 25, 2010, the date of issuance of the Fund's schedule of investments, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Large Cap Core Fund

January 31, 2010

	Number of
	Shares	Value
Common Stock – 99.31%
Basic Materials – 6.30%
Alcoa	1,350	$17,186
Dow Chemical	1,040	28,173
†Owens-Illinois	870	23,681
United States Steel	550	24,437
		93,477
Capital Goods – 7.98%
Fluor	330	14,962
Goodrich	380	23,526
Honeywell International	570	22,025
Lockheed Martin	140	10,433
United Technologies	590	39,812
†URS	170	7,630
		118,388
Communication Services – 0.61%
Qwest Communications International	2,160	9,094
		9,094
Consumer Discretionary – 4.90%
Guess	510	20,252
Nordstrom	450	15,543
Phillips-Van Heusen	380	14,930
†Urban Outfitters	695	21,941
		72,666
Consumer Services – 1.52%
†WMS Industries	610	22,619
		22,619
Consumer Staples – 5.73%
CVS Caremark	700	22,659
Jarden	650	19,812
Procter & Gamble	690	42,470
		84,941
Energy – 14.90%
Chevron	360	25,963
ConocoPhillips	300	14,400
Devon Energy	220	14,720
EOG Resources	160	14,467
EQT	270	11,885
Exxon Mobil	850	54,767
National Oilwell Varco	260	10,634
Noble	360	14,515
Occidental Petroleum	430	33,686
Schlumberger	410	26,019
		221,056
Financials – 14.29%
AFLAC	380	18,403
Bank of America	1,000	15,180
Bank of New York Mellon	580	16,872
Capital One Financial	380	14,007
Goldman Sachs Group	250	37,180
JPMorgan Chase	900	35,046
Prudential Financial	450	22,496
†TD AmeriTrade Holding	640	11,366
Wells Fargo	1,460	41,508
		212,058
Health Care – 13.61%
†Amgen	410	23,977
†Celgene	290	16,466
†Express Scripts Class A	390	32,705
†Gilead Sciences	540	26,066

Merck	990	37,798
Pfizer	2,224	41,500
UnitedHealth Group	710	23,430
		201,942
Media – 2.82%
Time Warner Cable	490	21,359
†Viacom Class B	700	20,398
		41,757
Technology – 22.91%
†Apple	170	32,660
†Cisco Systems	1,290	28,986
†EMC	1,810	30,173
†Expedia	870	18,627
†Google Class A	60	31,765
Hewlett-Packard	910	42,834
Intel	1,610	31,234
†McAfee	460	17,342
Microsoft	1,930	54,386
†NetApp	650	18,935
QUALCOMM	840	32,920
		339,862
Transportation – 2.71%
Norfolk Southern	470	22,118
Union Pacific	300	18,150
		40,268
Utilities – 1.03%
Sempra Energy	300	15,225
		15,225
Total Common Stock (cost $1,383,061)		1,473,353
	Principal
	Amount
≠Discount Note – 1.28%
Federal Home Loan Bank 0.03% 2/1/10	$19,000	19,000
Total Discount Note (cost $19,000)		19,000

Total Value of Securities – 100.59%
(cost $1,402,061)		1,492,353
Liabilities Net of Receivables and Other Assets (See Notes) – (0.59%)		(8,749)
Net Assets Applicable to 218,021 Shares Outstanding – 100.00%		$1,483,604

†Non income producing security.
≠The rate shown is the effective yield at time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds III – Delaware Large Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended January 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
At January 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,408,623
Aggregate unrealized appreciation	135,039
Aggregate unrealized depreciation	(51,309)
Net unrealized appreciation	$83,730

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2010:

	Level 1	Level 2	Total
Common Stock	$1,473,353	$-	$1,473,353
Short-Term	-	19,000	19,000
Total	$1,473,353	$19,000	$1,492,353

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending April 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of January 31, 2010.

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of January 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

6. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to January 31, 2010 through March 25, 2010, the date of issuance of the Fund's financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: